Goodwill and Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010 Branded Consumables	Dec. 31, 2011 Branded Consumables
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment of goodwill		$ 41.9		$ 17.3	$ 41.9 [1]
Amortization of intangibles	17.8	18.7	16.0
Goodwill and other intangible assets recorded not deductible for income tax purposes	2,000
Impairment of equity method investment		$ 9.1

[1]	In the fourth quarter of 2011, the Company's annual impairment test, in connection with fourth quarter triggering events, resulted in a non-cash charge to reflect impairment of goodwill in the Company's Branded Consumables segment. The impairment charge was recorded primarily within the United States Playing Cards business and was primarily due to a decrease in the fair value of forecasted cash flows, reflecting lower levels of revenues and margins in the business than originally forecast.